Schedule of investments
Nomura VIP Pathfinder Aggressive Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 88.55%<<
Alternative / Specialty Fund — 4.80%
Nomura VIP Science and Technology Series – Standard Class	68,370	$ 2,251,424
		2,251,424
Fixed Income Funds — 10.20%
Nomura VIP Corporate Bond Series – Service Class	891,499	4,163,302
Nomura VIP High Income Series – Standard Class	42,487	123,212
Nomura VIP Limited-Term Bond Series – Service Class	105,716	498,977
		4,785,491
Global / International Equity Fund — 26.23%
Nomura VIP International Core Equity Series – Standard Class	681,477	12,307,475
		12,307,475
US Equity Funds — 47.32%
Nomura VIP Core Equity Series – Service Class	852,120	11,316,150
Nomura VIP Growth and Income Series – Standard Class	166,967	6,703,739
Nomura VIP Smid Cap Core Series – Service Class	188,385	2,575,228
Nomura VIP Value Series – Service Class	353,211	1,610,643
		22,205,760
Total Affiliated Mutual Funds (cost $42,030,348)		41,550,150

Affiliated Exchange-Traded Funds — 11.28%<<
Nomura Focused International Core ETF	50,673	1,226,018
Nomura Focused Large Growth ETF	125,412	3,212,705
Nomura Transformational Technologies ETF	37,696	856,140
Total Affiliated Exchange-Traded Funds (cost $5,922,929)		5,294,863

Short-Term Investments — 0.24%
Money Market Mutual Funds — 0.24%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	28,550	28,550
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	28,551	28,551
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	28,551	28,551
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	28,551	28,551
Total Short-Term Investments (cost $114,203)		114,203

Total Value of Securities—100.07% (cost $48,067,480)		46,959,216
Liabilities Net of Receivables and Other Assets—(0.07%)		(33,949)
Net Assets Applicable to 10,531,576 Shares Outstanding — 100.00%		$46,925,267
<<	Affiliated company.
Summary of abbreviations:
ETF – Exchange-Traded Fund
NQ- VIP-PF [0326] 0526 (5459540)    1